Average Annual Total Returns{- Fidelity Flex Freedom Blend 2020 Fund} - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-11 - Fidelity Flex Freedom Blend 2020 Fund	Fidelity Flex Freedom Blend 2020 Fund Return Before Taxes Past 1 year	Fidelity Flex Freedom Blend 2020 Fund Return Before Taxes Since Inception		Fidelity Flex Freedom Blend 2020 Fund After Taxes on Distributions Past 1 year	Fidelity Flex Freedom Blend 2020 Fund After Taxes on Distributions Since Inception		Fidelity Flex Freedom Blend 2020 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Freedom Blend 2020 Fund After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0202 Past 1 year	F0202 Since Inception
Total	13.84%	9.32%	[1]	12.22%	7.54%	[1]	8.71%	6.72%	[1]	18.40%	15.13%	[1]	12.75%	9.28%	[1]

[1]	(a)From June 8, 2017